Pension schemes - Amounts recognized in the statement of financial position in respect of defined benefit pension schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset)
At start of year	£ (269)
At end of year	(55)	£ (269)
Net deferred tax assets on net defined benefit pension balance	14	68
United Kingdom
Disclosure of net defined benefit liability (asset)
At start of year	(242)
At end of year	£ (40)	£ (242)
Weighted average duration of defined benefit obligation	15 years	19 years
United States
Disclosure of net defined benefit liability (asset)
At start of year	£ (27)
At end of year	£ (15)	£ (27)
Weighted average duration of defined benefit obligation	9 years	11 years
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset)
At start of year	£ (5,621)	£ (5,730)
Service cost	(19)	(24)
Net interest on net defined benefit obligation	(118)	(92)
Actuarial gain on financial assumptions	2,033	193
Actuarial loss arising from experience assumptions	(88)	(153)
Contributions by employees	(8)	(9)
Benefits paid	181	202
Exchange translation differences	(112)	(8)
At end of year	(3,752)	(5,621)
Present value of defined benefit obligation | Funded schemes
Disclosure of net defined benefit liability (asset)
At start of year	(5,360)
At end of year	(3,569)	(5,360)
Present value of defined benefit obligation | Unfunded schemes
Disclosure of net defined benefit liability (asset)
At start of year	(261)
At end of year	(183)	(261)
Present value of defined benefit obligation | United Kingdom
Disclosure of net defined benefit liability (asset)
At start of year	(4,629)	(4,668)
Service cost	(16)	(21)
Net interest on net defined benefit obligation	(89)	(67)
Actuarial gain on financial assumptions	1,809	155
Actuarial loss arising from experience assumptions	(81)	(152)
Contributions by employees	(8)	(9)
Benefits paid	127	133
At end of year	(2,887)	(4,629)
Present value of defined benefit obligation | United States
Disclosure of net defined benefit liability (asset)
At start of year	(992)	(1,062)
Service cost	(3)	(3)
Net interest on net defined benefit obligation	(29)	(25)
Actuarial gain on financial assumptions	224	38
Actuarial loss arising from experience assumptions	(7)	(1)
Benefits paid	54	69
Exchange translation differences	(112)	(8)
At end of year	(865)	(992)
Fair value of scheme assets
Disclosure of net defined benefit liability (asset)
At start of year	5,397	5,153
Net interest on net defined benefit obligation	113	83
Return on assets excluding amounts included in interest income	(1,820)	279
Contributions by employer	75	67
Contributions by employees	8	9
Benefits paid	(181)	(202)
Exchange translation differences	114	8
At end of year	3,706	5,397
Fair value of scheme assets | United Kingdom
Disclosure of net defined benefit liability (asset)
At start of year	4,390	4,076
Net interest on net defined benefit obligation	85	59
Return on assets excluding amounts included in interest income	(1,573)	318
Contributions by employer	69	61
Contributions by employees	8	9
Benefits paid	(127)	(133)
At end of year	2,852	4,390
Fair value of scheme assets | United States
Disclosure of net defined benefit liability (asset)
At start of year	1,007	1,077
Net interest on net defined benefit obligation	28	24
Return on assets excluding amounts included in interest income	(247)	(39)
Contributions by employer	6	6
Benefits paid	(54)	(69)
Exchange translation differences	114	8
At end of year	854	1,007
Net pension obligation, before impact of asset ceiling
Disclosure of net defined benefit liability (asset)
At start of year	(224)	(577)
Service cost	(19)	(24)
Net interest on net defined benefit obligation	(5)	(9)
Contributions by employer	75	67
Actuarial gains/(losses)	125	319
Exchange translation differences	2
At end of year	(46)	(224)
Net pension obligation, before impact of asset ceiling | United Kingdom
Disclosure of net defined benefit liability (asset)
At start of year	(239)	(592)
Service cost	(16)	(21)
Net interest on net defined benefit obligation	(4)	(8)
Contributions by employer	69	61
Actuarial gains/(losses)	155	321
At end of year	(35)	(239)
Net pension obligation, before impact of asset ceiling | United States
Disclosure of net defined benefit liability (asset)
At start of year	15	15
Service cost	(3)	(3)
Net interest on net defined benefit obligation	(1)	(1)
Contributions by employer	6	6
Actuarial gains/(losses)	(30)	(2)
Exchange translation differences	2
At end of year	(11)	15
Impact of asset ceiling
Disclosure of net defined benefit liability (asset)
At start of year	(45)
Exchange translation differences	(4)	0
At end of year	(9)	(45)
Impact of asset ceiling | United Kingdom
Disclosure of net defined benefit liability (asset)
At start of year	(3)
At end of year	(5)	(3)
Impact of asset ceiling | United States
Disclosure of net defined benefit liability (asset)
At start of year	(42)
At end of year	£ (4)	£ (42)